Document and Entity Information	12 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	EDGEWELL PERSONAL CARE COMPANY
Entity Central Index Key	0001096752